UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston,			MA 02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2019

COLUMBIA ETF TRUST I

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (columbiathreadneedleus.com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Columbia Sustainable Global Equity Income ETF
Fund at a Glance	2
Columbia Sustainable International Equity Income ETF
Fund at a Glance	4
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance	6
Understanding Your Fund's Expenses	8
Frequency Distribution of Premiums and Discounts	9
Portfolio of Investments	10
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	32
Additional Information	39

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable Global Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable Global Equity Income 200 Index.

Portfolio management

Christopher Lo, CFA

Lead Portfolio Manager

Managed Fund since 2016

Michael Barclay, CFA

Porfolio Manager

Managed Fund since October 2018

Average annual total returns (%) (for period ended April 30, 2019)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	6.18	0.06	11.48
Net Asset Value	06/13/16	5.90	-0.09	11.07
Beta Advantage® Sustainable Global Equity Income 200 Index (Net)		5.59	-0.42	11.00
MSCI World Value Index (Net)		6.24	3.10	9.59

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable Global Equity Income 200 Index (Net) is designed to reflect the performance of the top 200 U.S. and foreign large and mid-cap companies (located in developed markets) within the MSCI World Index.

The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Sustainable Global Equity Income 200 Index (Net) and the MSCI World Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE (continued)

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2019)

Conagra Brands, Inc. (United States)	1.1
Principal Financial Group, Inc. (United States)	1.0
Lam Research Corp. (United States)	0.9
Edison International (United States)	0.9
Best Buy Co., Inc. (United States)	0.9
Campbell Soup Co. (United States)	0.9
Prudential Financial, Inc. (United States)	0.9
Valero Energy Corp. (United States)	0.9
Harley-Davidson, Inc. (United States)	0.9
ONEOK, Inc. (United States)	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at April 30, 2019)

Australia	2.5
Austria	0.2
Canada	1.1
Chile	0.3
Denmark	0.5
Finland	0.4
France	2.2
Germany	3.7
Hong Kong	1.8
Israel	0.6
Italy	0.9
Japan	12.7
Netherlands	1.7
Norway	0.7
Singapore	0.2
Spain	2.3
Sweden	1.3
Switzerland	0.2
United Kingdom	3.5
United States(a)	63.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity sector breakdown (%) (at April 30, 2019)

Industrials	18.9
Financials	17.3
Information Technology	10.6
Consumer Staples	9.3
Materials	9.0
Consumer Discretionary	8.4
Communication Services	7.4
Energy	7.0
Health Care	5.6
Utilities	5.5
Real Estate	1.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE

Columbia Sustainable International Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable International Equity Income 100 Index.

Portfolio management

Christopher Lo, CFA

Lead Portfolio Manager

Managed Fund since 2016

Michael Barclay, CFA

Porfolio Manager

Managed Fund since October 2018

Average annual total returns (%) (for period ended April 30, 2019)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	7.38	-3.85	9.81
Net Asset Value	06/13/16	4.32	-6.37	8.00
Beta Advantage® Sustainable International Equity Income 100 Index (Net)		4.55	-6.01	8.59
MSCI World ex USA Value Index (Net)		4.80	-5.97	8.05

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Sustainable International Equity Income 100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE (continued)

Columbia Sustainable International Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2019)

BNP Paribas SA (France)	1.5
Enagas SA (Spain)	1.5
Hitachi Construction Machinery Co. Ltd. (Japan)	1.5
Taylor Wimpey PLC (United Kingdom)	1.5
ITOCHU Corp. (Japan)	1.4
Mitsubishi Chemical Holdings Corp. (Japan)	1.4
Banco de Sabadell SA (Spain)	1.4
Mitsui & Co. Ltd. (Japan)	1.4
Repsol SA (Spain)	1.4
Toyota Tsusho Corp. (Japan)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at April 30, 2019)

Australia	6.7
Austria	0.7
Canada	3.0
Chile	0.8
Denmark	1.2
Finland	1.1
France	5.8
Germany	10.1
Hong Kong	5.0
Israel	1.5
Italy	2.5
Japan	34.2
Netherlands	4.6
Norway	1.9
Singapore	0.6
Spain	6.2
Sweden	3.4
Switzerland	0.5
United Kingdom	9.6
United States(a)	0.6
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity sector breakdown (%) (at April 30, 2019)

Industrials	22.7
Materials	17.4
Financials	16.1
Communication Services	12.8
Consumer Staples	6.7
Energy	5.9
Consumer Discretionary	5.8
Health Care	4.1
Utilities	3.2
Real Estate	2.8
Information Technology	2.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Investment objective

Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Sustainable U.S. Equity Income 100 Index.

Portfolio management

Christopher Lo, CFA

Lead Portfolio Manager

Managed Fund since 2016

Michael Barclay, CFA

Porfolio Manager

Managed Fund since October 2018

Average annual total returns (%) (for period ended April 30, 2019)

	Inception	6 Months cumulative	1 Year	Life
Market Price	06/13/16	6.53	4.07	13.15
Net Asset Value	06/13/16	6.71	4.10	13.06
Beta Advantage® Sustainable U.S. Equity Income 100 Index (Gross)		6.74	4.33	13.45
MSCI USA Value Index (Gross)		7.62	10.39	11.43

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust I | Semiannual Report 2019

FUND AT A GLANCE (continued)

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Top ten holdings (%) (at April 30, 2019)

Conagra Brands, Inc.	1.7
Principal Financial Group, Inc.	1.5
Lam Research Corp.	1.5
Edison International	1.5
Best Buy Co., Inc.	1.5
Campbell Soup Co.	1.5
Prudential Financial, Inc.	1.5
Valero Energy Corp.	1.4
Harley-Davidson, Inc.	1.4
ONEOK, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio breakdown (%) (at April 30, 2019)

Common Stocks	99.6
Money Market Fund	0.4
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at April 30, 2019)

Financials	18.0
Industrials	16.8
Information Technology	15.3
Consumer Staples	10.8
Consumer Discretionary	9.8
Energy	7.7
Utilities	6.9
Health Care	6.5
Communication Services	4.2
Materials	4.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust I | Semiannual Report 2019

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2019.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2018 — April 30, 2019

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Sustainable Global Equity Income ETF	1,000.00	1,000.00	1,059.00	1,022.81	2.04	2.01	0.40
Columbia Sustainable International Equity Income ETF	1,000.00	1,000.00	1,043.20	1,022.56	2.28	2.26	0.45
Columbia Sustainable U.S. Equity Income ETF	1,000.00	1,000.00	1,067.10	1,023.06	1.79	1.76	0.35

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia ETF Trust I | Semiannual Report 2019

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2019.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable Global Equity Income ETF June 13, 2016 – April 30, 2019
0 - 49.9	569	106
50 - 99.9	43	7
100 - 199.9	0	0
> 200	0	0
Total	612	113
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable International Equity Income ETF June 13, 2016 – April 30, 2019
0 - 49.9	324	187
50 - 99.9	124	50
100 - 199.9	22	14
> 200	1	3
Total	471	254
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable U.S. Equity Income ETF June 13, 2016 – April 30, 2019
0 - 49.9	631	92
50 - 99.9	2	0
100 - 199.9	0	0
> 200	0	0
Total	633	92

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.2%

Issuer	Shares	Value ($)
Australia 2.5%
AGL Energy Ltd.	5,440	85,118
BHP Group Ltd.	2,464	64,862
BHP Group PLC	3,071	72,440
Caltex Australia Ltd.	2,466	47,228
Oil Search Ltd.	6,659	36,464
Rio Tinto Ltd.	858	57,594
Rio Tinto PLC	1,231	71,654
Total		435,360
Austria 0.2%
OMV AG	805	43,078
Canada 1.1%
Atco Ltd. Class I	1,167	39,863
George Weston Ltd.	841	62,537
Magna International, Inc.	906	50,223
Open Text Corp.	1,016	38,897
Total		191,520
Chile 0.3%
Antofagasta PLC	4,262	50,450
Denmark 0.5%
Carlsberg A/S Class B	606	78,215
Finland 0.4%
UPM-Kymmene OYJ	2,507	70,549
France 2.1%
BNP Paribas SA	1,837	97,687
Eiffage SA	714	74,497
Eutelsat Communications SA	2,896	52,221
Publicis Groupe SA	645	38,224
Valeo SA	1,752	63,557
Vinci SA	483	48,728
Total		374,914

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 3.7%
Bayer AG	969	64,441
Covestro AG(a)	1,541	84,191
Deutsche Lufthansa AG	3,377	81,445
Deutsche Telekom AG	3,094	51,714
Fresenius Medical Care AG & Co. KGaA	749	62,922
HeidelbergCement AG	697	56,241
Henkel AG & Co. KGaA	577	54,932
HOCHTIEF AG	436	64,987
KION Group AG	650	44,465
ProSiebenSat.1 Media SE	5,339	83,977
Total		649,315
Hong Kong 1.8%
HKT Trust & HKT Ltd.	33,988	52,680
Kerry Properties Ltd.	19,077	81,459
PCCW Ltd.	147,214	88,755
Swire Properties Ltd.	8,423	34,195
Wharf Holdings Ltd. (The)	22,207	63,830
Total		320,919
Israel 0.6%
Bank Hapoalim B.M.	6,307	46,326
Mizrahi Tefahot Bank Ltd.	2,292	49,513
Total		95,839
Italy 0.9%
Enel SpA	12,483	78,888
Telecom Italia Spa-RSP	153,170	79,804
Total		158,692
Japan 12.6%
Alfresa Holdings Corp.	1,294	35,959
Astellas Pharma, Inc.	4,929	66,782
Concordia Financial Group Ltd.	18,500	71,757
Dai-ichi Life Holdings, Inc.	3,579	51,255
Fuji Electric Co. Ltd.	2,318	81,689
FUJIFILM Holdings Corp.	1,021	47,523

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hitachi Construction Machinery Co. Ltd.	3,578	94,771
ITOCHU Corp.	5,072	91,080
JXTG Holdings, Inc.	13,153	63,855
Kajima Corp.	4,555	67,277
KDDI Corp.	2,473	56,410
LIXIL Group Corp.	6,329	82,227
Mitsubishi Chemical Holdings Corp.	12,820	90,831
Mitsubishi Corp.	3,032	83,194
Mitsubishi UFJ Financial Group, Inc.	15,203	75,063
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,690	59,198
Mitsui & Co. Ltd.	5,563	89,607
Mitsui Chemicals, Inc.	2,393	58,399
Nikon Corp.	5,435	75,639
Nippon Steel Corp.	3,425	60,904
Nippon Telegraph & Telephone Corp.	1,878	77,835
NTT DOCOMO, Inc.	3,301	71,444
ORIX Corp.	6,161	86,932
Resona Holdings, Inc.	17,121	72,204
Showa Denko KK	2,217	74,945
Sompo Holdings, Inc.	1,582	59,104
Sumitomo Chemical Co. Ltd.	16,390	81,232
Sumitomo Mitsui Financial Group, Inc.	1,414	51,050
Taisei Corp.	1,134	49,636
Teijin Ltd.	3,695	63,267
Toyota Tsusho Corp.	2,690	88,882
Yamaguchi Financial Group, Inc.	3,610	26,579
Total		2,206,530
Netherlands 1.7%
ABN AMRO Group NV(a)	3,560	83,664
Heineken Holding NV	467	47,391
Koninklijke Ahold Delhaize NV	2,739	65,873
Koninklijke KPN NV	13,372	41,002
Randstad NV	1,071	61,118
Total		299,048

Common Stocks (continued)

Issuer	Shares	Value ($)
Norway 0.7%
DNB ASA(b)	2,536	48,579
Norsk Hydro ASA	16,831	71,937
Total		120,516
Singapore 0.2%
Jardine Cycle & Carriage Ltd.	1,455	37,968
Spain 2.3%
ACS Actividades de Construccion y Servicios SA	1,924	88,254
Amadeus IT Group SA	480	38,150
Banco de Sabadell SA	77,236	89,675
Enagas SA	3,366	95,816
Repsol SA	5,278	89,495
Total		401,390
Sweden 1.3%
Boliden AB(b)	2,824	83,768
Electrolux AB Series B	2,120	52,025
Hexagon AB Class B	629	34,273
Sandvik AB	2,835	52,380
Total		222,446
Switzerland 0.2%
Sonova Holding AG	178	35,897
United Kingdom 3.5%
3i Group PLC	4,716	65,814
CNH Industrial NV	4,253	46,081
Imperial Brands PLC	1,850	58,750
Meggitt PLC	5,656	40,141
RELX PLC	1,567	35,933
Royal Mail PLC	26,200	86,345
Taylor Wimpey PLC	39,906	94,371
Vodafone Group PLC	35,051	64,886
Wm Morrison Supermarkets PLC	22,515	63,370
WPP PLC	4,923	61,381
Total		617,072

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 62.6%
AES Corp. (The)	8,369	143,277
Allstate Corp. (The)	1,121	111,046
American Electric Power Co., Inc.	1,162	99,409
American Express Co.	514	60,256
Ameriprise Financial, Inc.(c)	584	85,714
AmerisourceBergen Corp.	710	53,080
Amgen, Inc.	724	129,828
Apple, Inc.	534	107,158
Applied Materials, Inc.	3,326	146,577
AT&T, Inc.	3,922	121,425
Avery Dennison Corp.	848	93,831
Baker Hughes a GE Co.	2,507	60,218
Bank of New York Mellon Corp. (The)	1,262	62,671
Best Buy Co., Inc.	2,195	163,330
Boeing Co. (The)	223	84,225
BorgWarner, Inc.	2,298	95,988
Bunge Ltd.	1,640	85,952
Campbell Soup Co.	4,161	160,989
Cardinal Health, Inc.	2,780	135,414
CenturyLink, Inc.	7,855	89,704
Church & Dwight Co., Inc.	1,294	96,985
Cisco Systems, Inc.	1,459	81,631
Citizens Financial Group, Inc.	3,801	137,596
Comerica, Inc.	1,543	121,264
Conagra Brands, Inc.	6,167	189,820
Cummins, Inc.	708	117,733
CVS Health Corp.	1,083	58,894
Delta Air Lines, Inc.	2,463	143,568
DTE Energy Co.	962	120,933
DXC Technology Co.	1,006	66,134
Ecolab, Inc.	325	59,826
Edison International	2,567	163,698
Estee Lauder Cos., Inc. (The) Class A	445	76,455
Exelon Corp.	1,298	66,133

Common Stocks (continued)

Issuer	Shares	Value ($)
Exxon Mobil Corp.	1,497	120,179
Fluor Corp.	2,885	114,621
Fortune Brands Home & Security, Inc.	2,121	111,946
Franklin Resources, Inc.	4,331	149,809
Gap, Inc. (The)	3,758	98,009
General Mills, Inc.	2,910	149,778
Gilead Sciences, Inc.	2,205	143,413
Goldman Sachs Group, Inc. (The)	305	62,806
Hanesbrands, Inc.	5,469	98,825
Harley-Davidson, Inc.	4,220	157,111
Hewlett Packard Enterprise Co.	6,184	97,769
Honeywell International, Inc.	415	72,056
Hormel Foods Corp.	1,256	50,165
HP, Inc.	5,541	110,543
Huntington Ingalls Industries, Inc.	357	79,461
Ingersoll-Rand PLC	739	90,609
Ingredion, Inc.	1,320	125,070
International Business Machines Corp.	889	124,700
JM Smucker Co. (The)	1,228	150,590
Juniper Networks, Inc.	5,610	155,790
KeyCorp	7,727	135,609
L3 Technologies, Inc.	280	61,202
Lam Research Corp.	794	164,699
Lockheed Martin Corp.	369	122,999
Lowe's Cos., Inc.	551	62,340
Macy's, Inc.	6,157	144,936
ManpowerGroup, Inc.	1,627	156,257
Masco Corp.	1,869	73,003
Morgan Stanley	3,197	154,255
Newmont Goldcorp Corp.	3,658	113,618
NextEra Energy, Inc.	397	77,193
Nielsen Holdings PLC	5,265	134,415
Nordstrom, Inc.	2,500	102,550
Northrop Grumman Corp.	196	56,822
Nucor Corp.	1,336	76,246

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Occidental Petroleum Corp.	1,591	93,678
Omnicom Group, Inc.	1,608	128,688
ONEOK, Inc.	2,310	156,918
Oracle Corp.	1,883	104,186
Owens Corning	1,299	66,600
Parker-Hannifin Corp.	391	70,802
PepsiCo, Inc.	731	93,605
Perrigo Co. PLC	1,646	78,876
Phillips 66	1,223	115,292
PNC Financial Services Group, Inc. (The)	1,005	137,615
PPG Industries, Inc.	825	96,938
Principal Financial Group, Inc.	2,912	166,450
Progressive Corp. (The)	1,337	104,487
Prudential Financial, Inc.	1,516	160,256
Quest Diagnostics, Inc.	1,157	111,512
Regions Financial Corp.	7,140	110,884
Robert Half International, Inc.	1,234	76,619
Schlumberger Ltd.	3,338	142,466
Seagate Technology PLC	2,384	115,195
Sempra Energy	644	82,400
Skyworks Solutions, Inc.	1,244	109,696
Snap-on, Inc.	710	119,479

Common Stocks (continued)

Issuer	Shares	Value ($)
Southwest Airlines Co.	1,505	81,616
State Street Corp.	1,155	78,147
Target Corp.	2,002	154,995
TE Connectivity Ltd.	711	68,007
Texas Instruments, Inc.	817	96,267
Valero Energy Corp.	1,740	157,748
Walt Disney Co. (The)	875	119,849
Western Union Co. (The)	6,655	129,373
Zions Bancorp NA	2,553	125,940
Total		10,944,740
Total Common Stocks (Cost $16,835,324)		17,354,458

Money Market Funds 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.245%(d)	61,232	61,232
Total Money Market Funds (Cost $61,232)		61,232
Total Investments in Securities (Cost $16,896,556)		17,415,690
Other Assets & Liabilities, Net		67,760
Net Assets		17,483,450

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2019, the net value of these securities amounted to $167,855 which represents 1.0% of net assets.

(b)  Non-income producing investment.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/ (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	343	468	(227)	584	(687)	8,593	544	85,714

(d)  The rate shown is the seven-day current annualized yield at April 30, 2019.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2019 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	435,360	—	—	435,360
Austria	43,078	—	—	43,078
Canada	191,520	—	—	191,520
Chile	50,450	—	—	50,450
Denmark	78,215	—	—	78,215
Finland	70,549	—	—	70,549
France	374,914	—	—	374,914
Germany	649,315	—	—	649,315
Hong Kong	320,919	—	—	320,919
Israel	95,839	—	—	95,839
Italy	158,692	—	—	158,692
Japan	2,206,530	—	—	2,206,530
Netherlands	299,048	—	—	299,048
Norway	120,516	—	—	120,516
Singapore	37,968	—	—	37,968
Spain	401,390	—	—	401,390
Sweden	222,446	—	—	222,446
Switzerland	35,897	—	—	35,897
United Kingdom	617,072	—	—	617,072
United States	10,944,740	—	—	10,944,740
Total Common Stocks	17,354,458	—	—	17,354,458
Money Market Funds	61,232	—	—	61,232
Total Investments in Securities	17,415,690	—	—	17,415,690

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

April 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 98.4%

Issuer	Shares	Value ($)
Australia 6.7%
AGL Energy Ltd.	5,419	84,789
BHP Group Ltd.	2,454	64,599
BHP Group PLC	3,059	72,156
Caltex Australia Ltd.	2,456	47,037
Oil Search Ltd.	6,633	36,322
Rio Tinto Ltd.	855	57,393
Rio Tinto PLC	1,227	71,421
Total		433,717
Austria 0.7%
OMV AG	802	42,918
Canada 2.9%
Atco Ltd. Class I	1,163	39,726
George Weston Ltd.	838	62,314
Magna International, Inc.	903	50,057
Open Text Corp.	1,012	38,744
Total		190,841
Chile 0.8%
Antofagasta PLC	4,245	50,249
Denmark 1.2%
Carlsberg A/S Class B	604	77,956
Finland 1.1%
UPM-Kymmene OYJ	2,498	70,296
France 5.7%
BNP Paribas SA	1,830	97,314
Eiffage SA	711	74,184
Eutelsat Communications SA	2,884	52,004
Publicis Groupe SA	642	38,047
Valeo SA	1,745	63,304
Vinci SA	481	48,526
Total		373,379

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 10.0%
Bayer AG	965	64,175
Covestro AG(a)	1,535	83,863
Deutsche Lufthansa AG	3,364	81,131
Deutsche Telekom AG	3,082	51,513
Fresenius Medical Care AG & Co. KGaA	746	62,670
HeidelbergCement AG	695	56,080
Henkel AG & Co. KGaA	575	54,742
HOCHTIEF AG	435	64,838
KION Group AG	647	44,260
ProSiebenSat.1 Media SE	5,318	83,647
Total		646,919
Hong Kong 4.9%
HKT Trust & HKT Ltd.	33,854	52,472
Kerry Properties Ltd.	19,002	81,139
PCCW Ltd.	146,635	88,406
Swire Properties Ltd.	8,390	34,061
Wharf Holdings Ltd. (The)	22,119	63,577
Total		319,655
Israel 1.5%
Bank Hapoalim B.M.	6,282	46,142
Mizrahi Tefahot Bank Ltd.	2,283	49,318
Total		95,460
Italy 2.4%
Enel SpA	12,435	78,585
Telecom Italia Spa-RSP	152,568	79,490
Total		158,075
Japan 33.9%
Alfresa Holdings Corp.	1,289	35,820
Astellas Pharma, Inc.	4,910	66,525
Concordia Financial Group Ltd.	18,427	71,474
Dai-ichi Life Holdings, Inc.	3,565	51,054
Fuji Electric Co. Ltd.	2,309	81,372
FUJIFILM Holdings Corp.	1,017	47,337

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hitachi Construction Machinery Co. Ltd.	3,564	94,400
ITOCHU Corp.	5,051	90,703
JXTG Holdings, Inc.	13,101	63,602
Kajima Corp.	4,537	67,011
KDDI Corp.	2,463	56,182
LIXIL Group Corp.	6,304	81,903
Mitsubishi Chemical Holdings Corp.	12,770	90,476
Mitsubishi Corp.	3,020	82,865
Mitsubishi UFJ Financial Group, Inc.	15,143	74,767
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,644	58,965
Mitsui & Co. Ltd.	5,541	89,253
Mitsui Chemicals, Inc.	2,383	58,155
Nikon Corp.	5,414	75,346
Nippon Steel Corp.	3,412	60,673
Nippon Telegraph & Telephone Corp.	1,871	77,545
NTT DOCOMO, Inc.	3,287	71,141
ORIX Corp.	6,136	86,579
Resona Holdings, Inc.	17,054	71,922
Showa Denko KK	2,208	74,641
Sompo Holdings, Inc.	1,575	58,842
Sumitomo Chemical Co. Ltd.	16,326	80,915
Sumitomo Mitsui Financial Group, Inc.	1,408	50,833
Taisei Corp.	1,129	49,418
Teijin Ltd.	3,681	63,027
Toyota Tsusho Corp.	2,680	88,551
Yamaguchi Financial Group, Inc.	3,596	26,476
Total		2,197,773
Netherlands 4.6%
ABN AMRO Group NV(a)	3,545	83,311
Heineken Holding NV	465	47,188
Koninklijke Ahold Delhaize NV	2,728	65,609
Koninklijke KPN NV	13,319	40,839
Randstad NV	1,067	60,890
Total		297,837

Common Stocks (continued)

Issuer	Shares	Value ($)
Norway 1.8%
DNB ASA(b)	2,526	48,387
Norsk Hydro ASA	16,765	71,655
Total		120,042
Singapore 0.6%
Jardine Cycle & Carriage Ltd.	1,450	37,837
Spain 6.2%
ACS Actividades de Construccion y Servicios SA	1,917	87,933
Amadeus IT Group SA	479	38,071
Banco de Sabadell SA	76,931	89,321
Enagas SA	3,352	95,417
Repsol SA	5,257	89,139
Total		399,881
Sweden 3.4%
Boliden AB(b)	2,813	83,442
Electrolux AB Series B	2,112	51,829
Hexagon AB Class B	626	34,109
Sandvik AB	2,824	52,177
Total		221,557
Switzerland 0.5%
Sonova Holding AG	178	35,897
United Kingdom 9.5%
3i Group PLC	4,697	65,549
CNH Industrial NV	4,237	45,908
Imperial Brands PLC	1,842	58,496
Meggitt PLC	5,633	39,978
RELX PLC	1,561	35,796
Royal Mail PLC	26,097	86,006
Taylor Wimpey PLC	39,749	93,999
Vodafone Group PLC	34,914	64,632
Wm Morrison Supermarkets PLC	22,426	63,120
WPP PLC	4,903	61,131
Total		614,615
Total Common Stocks (Cost $6,782,288)		6,384,904

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2019 (Unaudited)

Money Market Funds 0.6%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.245%(c)	36,525	36,525
Total Money Market Funds (Cost $36,525)		36,525
Total Investments in Securities (Cost $6,818,813)		6,421,429
Other Assets & Liabilities, Net		61,796
Net Assets		6,483,225

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2019, the net value of these securities amounted to $167,174 which represents 2.6% of net assets.

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2019.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2019 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	433,717	—	—	433,717
Austria	42,918	—	—	42,918
Canada	190,841	—	—	190,841
Chile	50,249	—	—	50,249
Denmark	77,956	—	—	77,956
Finland	70,296	—	—	70,296
France	373,379	—	—	373,379
Germany	646,919	—	—	646,919
Hong Kong	319,655	—	—	319,655
Israel	95,460	—	—	95,460
Italy	158,075	—	—	158,075
Japan	2,197,773	—	—	2,197,773
Netherlands	297,837	—	—	297,837
Norway	120,042	—	—	120,042
Singapore	37,837	—	—	37,837
Spain	399,881	—	—	399,881
Sweden	221,557	—	—	221,557
Switzerland	35,897	—	—	35,897
United Kingdom	614,615	—	—	614,615
Total Common Stocks	6,384,904	—	—	6,384,904
Money Market Funds	36,525	—	—	36,525
Total Investments in Securities	6,421,429	—	—	6,421,429

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

April 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.5%

Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,516	46,935
CenturyLink, Inc.	3,036	34,671
Total		81,606
Entertainment 1.1%
Walt Disney Co. (The)	338	46,296
Media 1.2%
Omnicom Group, Inc.	621	49,699
Total Communication Services		177,601
Consumer Discretionary 9.8%
Auto Components 0.9%
BorgWarner, Inc.	888	37,092
Automobiles 1.4%
Harley-Davidson, Inc.	1,631	60,722
Multiline Retail 3.7%
Macy's, Inc.	2,380	56,025
Nordstrom, Inc.	966	39,626
Target Corp.	774	59,923
Total		155,574
Specialty Retail 2.9%
Best Buy Co., Inc.	849	63,174
Gap, Inc. (The)	1,453	37,894
Lowe's Cos., Inc.	213	24,099
Total		125,167
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc.	2,114	38,200
Total Consumer Discretionary		416,755
Consumer Staples 10.7%
Beverages 0.8%
PepsiCo, Inc.	283	36,238
Food Products 8.3%
Bunge Ltd.	634	33,228
Campbell Soup Co.	1,608	62,213

Common Stocks (continued)

Issuer	Shares	Value ($)
Conagra Brands, Inc.	2,384	73,380
General Mills, Inc.	1,125	57,904
Hormel Foods Corp.	485	19,371
Ingredion, Inc.	510	48,322
JM Smucker Co. (The)	474	58,127
Total		352,545
Household Products 0.9%
Church & Dwight Co., Inc.	500	37,475
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	172	29,551
Total Consumer Staples		455,809
Energy 7.7%
Energy Equipment & Services 1.8%
Baker Hughes a GE Co.	969	23,275
Schlumberger Ltd.	1,290	55,057
Total		78,332
Oil, Gas & Consumable Fuels 5.9%
Exxon Mobil Corp.	579	46,482
Occidental Petroleum Corp.	615	36,211
ONEOK, Inc.	892	60,594
Phillips 66	473	44,590
Valero Energy Corp.	673	61,014
Total		248,891
Total Energy		327,223
Financials 17.9%
Banks 7.0%
Citizens Financial Group, Inc.	1,469	53,178
Comerica, Inc.	596	46,839
KeyCorp	2,987	52,422
PNC Financial Services Group, Inc. (The)	388	53,129
Regions Financial Corp.	2,760	42,863
Zions Bancorp NA	987	48,688
Total		297,119

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 5.4%
Ameriprise Financial, Inc.(a)	226	33,170
Bank of New York Mellon Corp. (The)	488	24,234
Franklin Resources, Inc.	1,674	57,904
Goldman Sachs Group, Inc. (The)	118	24,299
Morgan Stanley	1,236	59,637
State Street Corp.	446	30,176
Total		229,420
Consumer Finance 0.6%
American Express Co.	199	23,329
Insurance 4.9%
Allstate Corp. (The)	433	42,893
Principal Financial Group, Inc.	1,126	64,362
Progressive Corp. (The)	517	40,404
Prudential Financial, Inc.	586	61,946
Total		209,605
Total Financials		759,473
Health Care 6.5%
Biotechnology 2.5%
Amgen, Inc.	280	50,210
Gilead Sciences, Inc.	852	55,414
Total		105,624
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	275	20,559
Cardinal Health, Inc.	1,075	52,363
CVS Health Corp.	418	22,731
Quest Diagnostics, Inc.	447	43,082
Total		138,735
Pharmaceuticals 0.7%
Perrigo Co. PLC	636	30,477
Total Health Care		274,836
Industrials 16.7%
Aerospace & Defense 3.7%
Boeing Co. (The)	86	32,481
Huntington Ingalls Industries, Inc.	138	30,716

Common Stocks (continued)

Issuer	Shares	Value ($)
L3 Technologies, Inc.	108	23,607
Lockheed Martin Corp.	142	47,333
Northrop Grumman Corp.	76	22,033
Total		156,170
Airlines 2.1%
Delta Air Lines, Inc.	952	55,492
Southwest Airlines Co.	582	31,562
Total		87,054
Building Products 2.3%
Fortune Brands Home & Security, Inc.	820	43,280
Masco Corp.	722	28,201
Owens Corning	502	25,737
Total		97,218
Construction & Engineering 1.0%
Fluor Corp.	1,115	44,299
Industrial Conglomerates 0.7%
Honeywell International, Inc.	161	27,954
Machinery 3.6%
Cummins, Inc.	273	45,397
Ingersoll-Rand PLC	286	35,067
Parker-Hannifin Corp.	151	27,343
Snap-on, Inc.	275	46,277
Total		154,084
Professional Services 3.3%
ManpowerGroup, Inc.	629	60,409
Nielsen Holdings PLC	2,035	51,954
Robert Half International, Inc.	477	29,617
Total		141,980
Total Industrials		708,759
Information Technology 15.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	564	31,556
Juniper Networks, Inc.	2,168	60,205
Total		91,761

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2019 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	275	26,304
IT Services 2.9%
DXC Technology Co.	389	25,573
International Business Machines Corp.	343	48,112
Western Union Co. (The)	2,572	50,000
Total		123,685
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	1,285	56,630
Lam Research Corp.	307	63,681
Skyworks Solutions, Inc.	481	42,415
Texas Instruments, Inc.	316	37,234
Total		199,960
Software 0.9%
Oracle Corp.	728	40,280
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	206	41,338
Hewlett Packard Enterprise Co.	2,390	37,786
HP, Inc.	2,141	42,713
Seagate Technology PLC	921	44,503
Total		166,340
Total Information Technology		648,330
Materials 4.0%
Chemicals 1.4%
Ecolab, Inc.	126	23,194
PPG Industries, Inc.	319	37,483
Total		60,677
Containers & Packaging 0.9%
Avery Dennison Corp.	328	36,293
Metals & Mining 1.7%
Newmont Goldcorp Corp.	1,414	43,919
Nucor Corp.	516	29,448
Total		73,367
Total Materials		170,337

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 6.8%
Electric Utilities 3.7%
American Electric Power Co., Inc.	449	38,412
Edison International	992	63,260
Exelon Corp.	502	25,577
NextEra Energy, Inc.	154	29,943
Total		157,192
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	3,235	55,383
Multi-Utilities 1.8%
DTE Energy Co.	372	46,764
Sempra Energy	249	31,860
Total		78,624
Total Utilities		291,199
Total Common Stocks (Cost $3,991,412)		4,230,322

Money Market Funds 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.245%(b)	16,837	16,837
Total Money Market Funds (Cost $16,837)		16,837
Total Investments in Securities (Cost $4,008,249)		4,247,159
Other Assets & Liabilities, Net		5,584
Net Assets		4,252,743

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2019 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/ (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	340	2	(116)	226	(2,091)	6,595	545	33,170

(b)  The rate shown is the seven-day current annualized yield at April 30, 2019.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2019 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	177,601	—	—	177,601
Consumer Discretionary	416,755	—	—	416,755
Consumer Staples	455,809	—	—	455,809
Energy	327,223	—	—	327,223
Financials	759,473	—	—	759,473
Health Care	274,836	—	—	274,836
Industrials	708,759	—	—	708,759
Information Technology	648,330	—	—	648,330
Materials	170,337	—	—	170,337
Utilities	291,199	—	—	291,199
Total Common Stocks	4,230,322	—	—	4,230,322
Money Market Funds	16,837	—	—	16,837
Total Investments in Securities	4,247,159	—	—	4,247,159

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $16,824,049, $6,818,813 and $3,980,117, respectively)	$17,329,976	$6,421,429	$4,213,989
Affiliated issuers (cost $72,507, $— and $28,132, respectively)	85,714	—	33,170
Receivable for:
Dividends	68,022	47,497	6,796
Reclaims receivable	5,459	16,703	—
Total assets	17,489,171	6,485,629	4,253,955
Liabilities
Payable for:
Investment management fees	5,721	2,404	1,212
Total liabilities	5,721	2,404	1,212
Net assets applicable to outstanding capital stock	$17,483,450	$6,483,225	$4,252,743
Represented by:
Paid-in capital	$16,952,055	$7,625,919	$4,055,850
Total distributable earnings (loss)	531,395	(1,142,694)	196,893
Total — representing net assets applicable to outstanding capital stock	$17,483,450	$6,483,225	$4,252,743
Shares outstanding	650,040	250,040	150,045
Net asset value per share	$26.90	$25.93	$28.34

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Investment Income:
Dividends — unaffiliated issuers	$219,689	$120,016	$67,785
Dividends — affiliated issuers	544	—	545
Foreign taxes withheld	(10,310)	(10,631)	—
Total income	209,923	109,385	68,330
Expenses:
Investment management fees	20,825	12,976	7,049
Overdraft Expense	28	17	18
Total expenses	20,853	12,993	7,067
Net investment income	189,070	96,392	61,263
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(203,336)	(261,887)	(30,594)
Investments — affiliated issuers	(1,859)	—	(2,091)
In-kind transactions	154,688	(484,396)	—
In-kind transactions affiliated	1,172	—	—
Foreign currency translations	(2,717)	(3,497)	—
Net realized loss	(52,052)	(749,780)	(32,685)
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	421,402	928,048	204,912
Investments — affiliated issuers	8,593	—	6,595
Foreign currency translations	(301)	(114)	—
Net change in unrealized appreciation	429,694	927,934	211,507
Net realized and unrealized gain	377,642	178,154	178,822
Net increase in net assets resulting from operations	$566,712	$274,546	$240,085

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Sustainable Global Equity Income ETF		Columbia Sustainable International Equity Income ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$189,070	$203,447	$96,392	$477,856
Net realized gain (loss)	(52,052)	467,169	(749,780)	634,861
Net change in unrealized appreciation (depreciation)	429,694	(710,164)	927,934	(2,196,634)
Net increase (decrease) in net assets resulting from operations	566,712	(39,548)	274,546	(1,083,917)
Distributions to shareholders
Net investment income and net realized gains	(591,616)	(613,721)	(346,437)	(786,764)
Shareholder transactions
Proceeds from shares sold	11,842,244	—	1,292,563	6,008,228
Cost of shares redeemed	(1,292,410)	—	(8,080,232)	(3,033,379)
Net increase (decrease) in net assets resulting from shareholder transactions	10,549,834	—	(6,787,669)	2,974,849
Increase (decrease) in net assets	10,524,930	(653,269)	(6,859,560)	1,104,168
Net Assets:
Net assets beginning of period	6,958,520	7,611,789	13,342,785	12,238,617
Net assets at end of period	$17,483,450	$6,958,520	$6,483,225	$13,342,785
Capital stock activity
Shares outstanding, beginning of period	250,040	250,040	500,040	400,040
Subscriptions	450,000	—	50,000	200,000
Redemptions	(50,000)	—	(300,000)	(100,000)
Shares outstanding, end of period	650,040	250,040	250,040	500,040

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Sustainable U.S. Equity Income ETF
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$61,263	$114,578
Net realized gain (loss)	(32,685)	148,996
Net change in unrealized appreciation (depreciation)	211,507	(55,269)
Net increase in net assets resulting from operations	240,085	208,305
Distributions to shareholders
Net investment income and net realized gains	(226,437)	(519,058)
Shareholder transactions
Proceeds from shares sold	—	1,518,393
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	—	1,518,393
Increase (decrease) in net assets	13,648	1,207,640
Net Assets:
Net assets beginning of period	4,239,095	3,031,455
Net assets at end of period	$4,252,743	$4,239,095
Capital stock activity
Shares outstanding, beginning of period	150,045	100,045
Subscriptions	—	50,000
Shares outstanding, end of period	150,045	150,045

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Sustainable Global Equity Income ETF

	Six Months Ended April 30, 2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016(a)
Per share data
Net asset value, beginning of period	$27.83		$30.44	$25.64	$24.61
Income (loss) from investment operations:
Net investment income	0.47		0.81	0.73	0.21
Net realized and unrealized gain (loss)	0.79		(0.97)	5.07	1.01
Total from investment operations	1.26		(0.16)	5.80	1.22
Less distributions to shareholders:
Net investment income	(0.25)		(0.89)	(0.66)	(0.19)
Net realized gains	(1.94)		(1.56)	(0.34)	—
Total distribution to shareholders	(2.19)		(2.45)	(1.00)	(0.19)
Net asset value, end of period	$26.90		$27.83	$30.44	$25.64
Total return at NAV	5.90%		(0.94)%	23.00%	4.95%
Ratios to average net assets:
Total gross expenses(b)	0.40	%(c)(d)	0.40%	0.40%	0.40	%(c)
Total net expenses(b)	0.40	%(c)(d)	0.40%	0.40%	0.40	%(c)
Net investment income gain	3.63	%(c)	2.71%	2.55%	2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$17,483		$6,959	$7,612	$5,129
Portfolio turnover	32%		67%	66%	18%

Notes to Financial Highlights

(a)  The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the period ended April 30, 2019 attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

FINANCIAL HIGHLIGHTS

Columbia Sustainable International Equity Income ETF

	Six Months Ended April 30, 2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016(a)
Per share data
Net asset value, beginning of period	$26.68		$30.59	$25.34	$24.51
Income (loss) from investment operations:
Net investment income	0.43		0.92	0.76	0.24
Net realized and unrealized gain (loss)	0.53		(3.32)	5.47	0.81
Total from investment operations	0.96		(2.40)	6.23	1.05
Less distributions to shareholders:
Net investment income	(0.45)		(0.94)	(0.65)	(0.22)
Net realized gains	(1.26)		(0.57)	(0.33)	—
Total distribution to shareholders	(1.71)		(1.51)	(0.98)	(0.22)
Net asset value, end of period	$25.93		$26.68	$30.59	$25.34
Total return at NAV	4.32%		(8.25)%	25.13%	4.27%
Ratios to average net assets:
Total gross expenses(b)	0.45	%(c)(d)	0.45%	0.45%	0.45	%(c)
Total net expenses(b)	0.45	%(c)(d)	0.45%	0.45%	0.45	%(c)
Net investment income gain	3.34	%(c)	3.11%	2.71%	2.50	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,483		$13,343	$12,239	$5,070
Portfolio turnover	29%		82%	87%	22%

Notes to Financial Highlights

(a)  The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the period ended April 30, 2019 attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

FINANCIAL HIGHLIGHTS

Columbia Sustainable U.S. Equity Income ETF

	Six Months Ended April 30, 2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016(a)
Per share data
Net asset value, beginning of period	$28.25		$30.30	$25.86	$24.68
Income (loss) from investment operations:
Net investment income	0.41		0.77	0.73	0.19
Net realized and unrealized gain	1.19		0.64	4.72	1.16
Total from investment operations	1.60		1.41	5.45	1.35
Less distributions to shareholders:
Net investment income	(0.40)		(0.75)	(0.67)	(0.17)
Net realized gains	(1.11)		(2.71)	(0.34)	—
Total distribution to shareholders	(1.51)		(3.46)	(1.01)	(0.17)
Net asset value, end of period	$28.34		$28.25	$30.30	$25.86
Total return at NAV	6.71%		4.35%	21.36%	5.47%
Ratios to average net assets:
Total gross expenses(b)	0.35	%(c)(d)	0.35%	0.35%	0.35	%(c)
Total net expenses(b)	0.35	%(c)(d)	0.35%	0.35%	0.35	%(c)
Net investment income gain	3.04	%(c)	2.55%	2.53%	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,253		$4,239	$3,031	$5,172
Portfolio turnover	28%		61%	55%	15%

Notes to Financial Highlights

(a)  The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the period ended April 30, 2019 attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1. Organization

Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF. Each Fund currently operates as a diversified fund.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation

Equity securities (including common stocks, preferred stocks, convertible securities and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ official close price. Equity securities and exchange traded funds that are not listed on a national exchange and are not included in the NASDAQ National Market System are valued at the mean between the closing bid and asked prices.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of net asset value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, each Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

Note 3. Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund's participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets as follows:

Fund	Effective investment management fee rate (%)
Columbia Sustainable Global Equity Income ETF	0.40
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager.

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Distribution and service fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net appreciation (depreciation) ($)
Columbia Sustainable Global Equity Income ETF	16,896,556	1,055,429	(536,295)	519,134
Columbia Sustainable International Equity Income ETF	6,818,813	235,105	(632,489)	(397,384)
Columbia Sustainable U.S. Equity Income ETF	4,008,249	430,206	(191,296)	238,910

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2019, were as follows:

	Purchases ($)	Proceeds from sales ($)
Columbia Sustainable Global Equity Income ETF	3,593,676	3,983,941
Columbia Sustainable International Equity Income ETF	1,973,812	2,151,610
Columbia Sustainable U.S. Equity Income ETF	1,153,096	1,317,486

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-kind transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended April 30, 2019, the cost basis of securities contributed was as follows:

Contributions ($)
Columbia Sustainable Global Equity Income ETF	11,750,452
Columbia Sustainable International Equity Income ETF	1,229,913
Columbia Sustainable U.S. Equity Income ETF	—

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2019, the in-kind redemptions were as follows:

	Cost basis ($)	Proceeds from sales ($)	Net realized gain (loss) ($)
Columbia Sustainable Global Equity Income ETF	1,128,557	1,284,417	155,860
Columbia Sustainable International Equity Income ETF	8,541,011	8,056,615	(484,396)
Columbia Sustainable U.S. Equity Income ETF	—	—	—

Note 7. Line of credit

Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.

No Fund had borrowings during the six months ended April 30, 2019.

Note 8. Significant risks

Foreign securities and emerging market countries risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic concentration risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Industrial sector risk

Columbia Sustainable International Equity Income ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products

Columbia ETF Trust I | Semiannual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Passive Investment Risk

Each Fund is not "actively" managed and may be affected by a general decline in market segments related to its underlying index. Each Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. Each Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust I | Semiannual Report 2019

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds' Form N-Q or Form N-PORT is available on the SEC's website at sec.gov. The Funds' complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.

Additional Fund information

For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia ETF Trust I | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia ETF Trust I | Semiannual Report 2019

Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/etfs

SAR270_10_J01_(06/19)

SEMIANNUAL REPORT

April 30, 2019

COLUMBIA DIVERSIFIED FIXED INCOME ALLOCATION ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (columbiathreadneedleus.com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Fund at a Glance	2
Understanding Your Fund's Expenses	4
Frequency Distribution of Premiums and Discounts	5
Portfolio of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	21
Additional Information	28

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019

FUND AT A GLANCE

Investment objective

Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Multi-Sector Bond Index.

Portfolio management

Gene Tannuzzo, CFA

Lead Portfolio Manager

Managed Fund since 2017

David Janssen, CFA

Portfolio Manager

Managed Fund since 2017

Average annual total returns (%) (for period ended April 30, 2019)

	Inception	6 Months cumulative	1 Year	Life
Market Price	10/12/17	7.80	6.98	3.04
Net Asset Value	10/12/17	7.31	6.77	2.88
Beta Advantage® Multi-Sector Bond Index		7.19	6.61	2.93

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
2

FUND AT A GLANCE (continued)

Quality breakdown (%) (at April 30, 2019)

AAA rating	25.2
AA rating	10.0
A rating	0.9
BBB rating	34.3
BB rating	20.5
B rating	9.0
CCC rating	0.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us.

Portfolio breakdown (%) (at April 30, 2019)

Corporate Bonds & Notes	47.9
Foreign Government Obligations	20.4
U.S. Treasury Obligations	17.6
U.S. Government & Agency Obligations	13.7
Money Market Funds	0.4
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
3

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2019.

Actual expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses paid for the period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2018 — April 30, 2019

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Diversified Fixed Income Allocation ETF	1,000.00	1,000.00	1,073.10	1,023.41	1.44	1.40	0.28

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
4

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.

The information shown for the Fund is for the period from inception date of such Fund through April 30, 2019.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Diversified Fixed Income Allocation ETF October 12, 2017 – April 30, 2019
0 - 49.9	235	145
50 - 99.9	2	5
100 - 199.9	1	0
> 200	0	0
Total	238	150

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
5

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Corporate Bonds & Notes 52.1%

Issue Description	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
L3 Technologies, Inc. 3.850%, 12/15/26	150,000	152,516
Northrop Grumman Corp. 3.250%, 01/15/28	200,000	196,583
TransDigm, Inc. 6.250%, 03/15/26(a)	690,000	718,574
Total		1,067,673
Apartment REIT 0.1%
American Homes 4 Rent LP 4.900%, 02/15/29	100,000	104,167
Automotive 1.0%
Allison Transmission, Inc. 5.000%, 10/01/24(a)	200,000	202,156
Fiat Chrysler Automobiles NV 5.250%, 04/15/23	380,000	396,222
Ford Motor Co. 4.346%, 12/08/26	310,000	304,901
Goodyear Tire & Rubber Co. (The) 5.125%, 11/15/23	200,000	202,905
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.250%, 05/15/26(a)	170,000	177,665
Total		1,283,849
Banking 2.3%
Bank of Montreal 3.803%, 12/15/32(b)	150,000	145,928
Barclays PLC 4.836%, 05/09/28	500,000	501,379
4.972%, 05/16/29(b)	250,000	261,830
5.200%, 05/12/26	150,000	155,566
Capital One Financial Corp. 3.750%, 07/28/26	200,000	196,828
Citigroup, Inc. 4.125%, 07/25/28	100,000	101,580
Deutsche Bank AG/New York NY 4.875%, 12/01/32(b)	200,000	170,640
Intesa Sanpaolo SpA 5.710%, 01/15/26(a)	575,000	560,860

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC 4.892%, 05/18/29(b)	200,000	209,334
Santander Holdings USA, Inc. 4.400%, 07/13/27	150,000	152,097
UniCredit SpA 5.861%, 06/19/32(a)(b)	350,000	327,150
Westpac Banking Corp. Series GMTN, 4.322%, 11/23/31(b)	100,000	100,603
Total		2,883,795
Brokerage/Asset Managers/Exchanges 0.2%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.850%, 01/15/27	280,000	281,938
Building Materials 0.2%
Standard Industries, Inc. 6.000%, 10/15/25(a)	250,000	260,906
Cable and Satellite 3.7%
Altice Financing SA 6.625%, 02/15/23(a)	200,000	205,051
7.500%, 05/15/26(a)	550,000	556,598
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/27(a)	340,000	345,253
5.750%, 02/15/26(a)	350,000	365,736
Charter Communications Operating LLC / Charter Communications Operating Capital 4.200%, 03/15/28	430,000	430,196
CSC Holdings LLC 6.500%, 02/01/29(a)	400,000	429,499
DISH DBS Corp. 5.875%, 11/15/24	200,000	172,565
7.750%, 07/01/26	500,000	447,545
Intelsat Jackson Holdings SA 8.000%, 02/15/24(a)	430,000	448,638
Sirius XM Radio, Inc. 5.000%, 08/01/27(a)	500,000	503,734
Unitymedia GmbH 6.125%, 01/15/25(a)	200,000	207,441
UPCB Finance IV Ltd. 5.375%, 01/15/25(a)	200,000	204,506

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
6

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Ziggo BV 5.500%, 01/15/27(a)	200,000	199,963
Total		4,516,725
Chemicals 0.7%
Chemours Co. (The) 6.625%, 05/15/23	200,000	207,078
DowDuPont, Inc. 4.725%, 11/15/28	120,000	130,558
SASOL Financing USA LLC 6.500%, 09/27/28	200,000	218,903
Sherwin-Williams Co. (The) 3.125%, 06/01/24	315,000	314,025
Total		870,564
Construction Machinery 0.5%
H&E Equipment Services, Inc. 5.625%, 09/01/25	150,000	152,960
United Rentals North America, Inc. 4.875%, 01/15/28	520,000	516,064
Total		669,024
Consumer Cyclical 0.2%
ADT Security Corp. (The) 6.250%, 10/15/21	220,000	231,193
Consumer Cyclical Services 0.2%
Expedia Group, Inc. 3.800%, 02/15/28	250,000	245,694
Consumer Products 0.3%
Mattel, Inc. 6.750%, 12/31/25(a)	210,000	210,316
Spectrum Brands, Inc. 5.750%, 07/15/25	200,000	205,011
Total		415,327
Diversified Manufacturing 0.8%
Carlisle Cos., Inc. 3.750%, 12/01/27	200,000	195,105
Johnson Controls International PLC 3.900%, 02/14/26	200,000	204,176
Roper Technologies, Inc. 3.800%, 12/15/26	200,000	201,654

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
United Technologies Corp. 3.950%, 08/16/25	250,000	261,209
Wabtec Corp. 4.950%, 09/15/28	100,000	103,103
Total		965,247
Electric 1.4%
American Electric Power Co., Inc. Series J, 4.300%, 12/01/28	100,000	106,429
Calpine Corp. 5.750%, 01/15/25	410,000	405,845
Dominion Energy, Inc. Series D, 2.850%, 08/15/26	100,000	95,787
Duke Energy Corp. 3.150%, 08/15/27	220,000	216,776
FirstEnergy Corp. Series B, 3.900%, 07/15/27	100,000	101,252
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27	100,000	101,227
NRG Energy, Inc. 6.625%, 01/15/27	480,000	512,571
Vistra Energy Corp. 7.625%, 11/01/24	114,000	120,270
Xcel Energy, Inc. 4.000%, 06/15/28	100,000	104,344
Total		1,764,501
Environmental 0.1%
Waste Connections, Inc. 4.250%, 12/01/28	110,000	116,196
Finance Companies 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 07/21/27	150,000	142,094
Navient Corp. 6.500%, 06/15/22	350,000	368,607
Quicken Loans, Inc. 5.750%, 05/01/25(a)	540,000	548,014
Springleaf Finance Corp. 7.125%, 03/15/26	450,000	483,294
Total		1,542,009

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
7

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Food and Beverage 2.6%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	500,000	535,391
Aramark Services, Inc. 5.000%, 02/01/28(a)	300,000	305,688
B&G Foods, Inc. 5.250%, 04/01/25	150,000	147,802
General Mills, Inc. 4.200%, 04/17/28	300,000	313,406
JBS USA LUX SA / JBS USA Finance, Inc. 6.750%, 02/15/28(a)	200,000	210,928
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. 6.500%, 04/15/29(a)	200,000	211,919
Keurig Dr Pepper, Inc. 4.597%, 05/25/28(a)	200,000	209,456
Kraft Heinz Foods Co. 3.950%, 07/15/25	270,000	272,469
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(a)	220,000	223,276
Pilgrim's Pride Corp. 5.750%, 03/15/25(a)	300,000	306,602
Post Holdings, Inc. 5.750%, 03/01/27(a)	300,000	307,644
Tyson Foods, Inc. 4.350%, 03/01/29	100,000	104,338
Total		3,148,919
Foreign Agencies 7.1%
Bank of China Ltd. Series REGS, 5.000%, 11/13/24	700,000	741,481
CNAC HK Finbridge Co., Ltd. 4.125%, 07/19/27	600,000	601,628
Ecopetrol SA 4.125%, 01/16/25	600,000	605,390
Gazprom OAO Via Gaz Capital SA Series REGS, 4.950%, 02/06/28	475,000	483,659
Huarong Finance II Co., Ltd. Series EMTN, 5.500%, 01/16/25	500,000	532,513
Industrial & Commercial Bank of China Ltd. Series REGS, 4.875%, 09/21/25	400,000	423,726

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Israel Electric Corp. Ltd. Series 6, 5.000%, 11/12/24(a)	480,000	511,928
KazMunayGas National Co. JSC Series REGS, 5.375%, 04/24/30	530,000	564,861
Oil And Gas Holding Co. BSCC (The) Series REGS, 7.500%, 10/25/27	200,000	213,373
Perusahaan Listrik Negara PT Series REGS, 4.125%, 05/15/27	440,000	433,018
Series REGS, 5.450%, 05/21/28	200,000	214,264
Petrobras Global Finance BV 5.999%, 01/27/28	200,000	205,171
7.375%, 01/17/27	1,080,000	1,203,007
Petroleos Mexicanos 6.500%, 03/13/27	400,000	404,223
6.875%, 08/04/26	1,120,000	1,166,774
Southern Gas Corridor CJSC Series REGS, 6.875%, 03/24/26	425,000	480,358
Total		8,785,374
Gaming 1.5%
International Game Technology PLC 6.250%, 02/15/22(a)	370,000	387,636
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 5.625%, 05/01/24	380,000	399,602
MGM Resorts International 6.000%, 03/15/23	300,000	320,207
Scientific Games International, Inc. 5.000%, 10/15/25(a)	250,000	248,944
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27(a)	200,000	195,234
5.500%, 03/01/25(a)	340,000	343,694
Total		1,895,317
Health Care 3.3%
Avantor, Inc. 6.000%, 10/01/24(a)	240,000	250,820
Becton Dickinson and Co. 3.700%, 06/06/27	470,000	467,970
Cardinal Health, Inc. 3.410%, 06/15/27	150,000	142,245

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
8

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Cigna Corp. 4.375%, 10/15/28(a)	250,000	257,788
CVS Health Corp. 4.300%, 03/25/28	540,000	545,053
DaVita, Inc. 5.125%, 07/15/24	375,000	375,115
HCA, Inc. 5.375%, 02/01/25	530,000	557,690
5.875%, 02/15/26	200,000	215,460
Hologic, Inc. 4.375%, 10/15/25(a)	200,000	198,409
IQVIA, Inc. 5.000%, 10/15/26(a)	200,000	204,119
Laboratory Corp. of America Holdings 3.600%, 09/01/27	150,000	149,734
MEDNAX, Inc. 6.250%, 01/15/27(a)	200,000	204,026
Tenet Healthcare Corp. 4.625%, 07/15/24	450,000	451,168
Total		4,019,597
Healthcare Insurance 0.8%
Anthem, Inc. 4.101%, 03/01/28	150,000	153,403
Centene Corp. 5.375%, 06/01/26(a)	200,000	208,348
5.625%, 02/15/21	390,000	396,325
WellCare Health Plans, Inc. 5.250%, 04/01/25	180,000	185,886
Total		943,962
Healthcare REIT 0.3%
MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/27	200,000	200,540
Ventas Realty LP 4.400%, 01/15/29	200,000	209,151
Total		409,691
Home Construction 0.3%
Lennar Corp. 4.750%, 11/29/27	300,000	305,886

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Independent Energy 1.5%
Antero Resources Corp. 5.125%, 12/01/22	200,000	200,782
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22(a)	150,000	164,304
Canadian Natural Resources Ltd. 3.850%, 06/01/27	230,000	232,436
Chesapeake Energy Corp. 8.000%, 06/15/27	260,000	254,713
Cimarex Energy Co. 4.375%, 03/15/29	150,000	155,369
Concho Resources, Inc. 4.300%, 08/15/28	100,000	104,345
EP Energy LLC / Everest Acquisition Finance, Inc. 7.750%, 05/15/26(a)	200,000	178,263
Matador Resources Co. 5.875%, 09/15/26	150,000	151,440
Southwestern Energy Co. 6.200%, 01/23/25	150,000	147,362
Whiting Petroleum Corp. 6.625%, 01/15/26	300,000	299,503
Total		1,888,517
Leisure 0.2%
Six Flags Entertainment Corp. 4.875%, 07/31/24(a)	200,000	200,977
Life Insurance 0.4%
American International Group, Inc. 4.200%, 04/01/28	150,000	153,186
Brighthouse Financial, Inc. 3.700%, 06/22/27	200,000	184,989
Prudential Financial, Inc. 5.700%, 09/15/48(b)	130,000	134,846
Total		473,021
Lodging 0.6%
Hilton Domestic Operating Co., Inc. 5.125%, 05/01/26(a)	300,000	307,333
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	180,000	181,878

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
9

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Hyatt Hotels Corp. 4.375%, 09/15/28	300,000	306,765
Total		795,976
Media and Entertainment 1.1%
Activision Blizzard, Inc. 3.400%, 06/15/27	100,000	97,879
Discovery Communications LLC 3.950%, 03/20/28	150,000	147,624
Moody's Corp. 4.250%, 02/01/29	100,000	105,085
Netflix, Inc. 5.875%, 11/15/28	450,000	474,668
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22(a)	190,000	188,836
Univision Communications, Inc. 5.125%, 02/15/25(a)	400,000	376,422
Total		1,390,514
Metals and Mining 1.0%
Arconic, Inc. 5.125%, 10/01/24	150,000	154,583
Cleveland-Cliffs, Inc. 5.750%, 03/01/25	450,000	447,863
Novelis Corp. 5.875%, 09/30/26(a)	465,000	472,703
Vale Overseas Ltd. 6.250%, 08/10/26	100,000	109,454
Total		1,184,603
Midstream 2.0%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	590,000	614,959
Cheniere Energy Partners LP 5.250%, 10/01/25	200,000	204,501
5.625%, 10/01/26(a)	200,000	206,634
Energy Transfer Operating LP 5.250%, 04/15/29	80,000	86,091
Enterprise Products Operating LLC 4.150%, 10/16/28	150,000	157,838
MPLX LP 4.125%, 03/01/27	250,000	252,676

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	300,000	319,318
Sunoco LP / Sunoco Finance Corp. 4.875%, 01/15/23	200,000	203,239
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.875%, 04/15/26	160,000	168,701
Williams Co., Inc. (The) 3.750%, 06/15/27	200,000	199,490
Total		2,413,447
Natural Gas 0.2%
NiSource, Inc. 3.490%, 05/15/27	100,000	99,898
Sempra Energy 3.400%, 02/01/28	150,000	145,545
Total		245,443
Office REIT 0.2%
Boston Properties LP 2.750%, 10/01/26	260,000	247,329
Other Financial Institutions 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.250%, 02/01/22	250,000	257,159
Other Industry 0.3%
AECOM 5.125%, 03/15/27	200,000	200,713
Howard Hughes Corp. (The) 5.375%, 03/15/25(a)	200,000	201,633
Total		402,346
Packaging 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 05/15/23(a)	200,000	202,283
Ball Corp. 5.250%, 07/01/25	320,000	340,648
BWAY Holding Co. 5.500%, 04/15/24(a)	200,000	198,487
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125%, 07/15/23(a)	200,000	203,103
Total		944,521

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
10

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Paper 0.1%
Fibria Overseas Finance Ltd. 5.500%, 01/17/27	100,000	105,442
Pharmaceuticals 1.2%
AbbVie, Inc. 4.250%, 11/14/28	100,000	102,372
Bausch Health Cos., Inc. 7.000%, 03/15/24(a)	490,000	516,566
Celgene Corp. 3.900%, 02/20/28	200,000	204,395
Mylan, Inc. 4.550%, 04/15/28	290,000	284,313
Par Pharmaceutical, Inc. 7.500%, 04/01/27(a)	200,000	207,715
Takeda Pharmaceutical Co. Ltd. 5.000%, 11/26/28(a)	200,000	218,451
Total		1,533,812
Property & Casualty 0.3%
Arch Capital Finance LLC 4.011%, 12/15/26	200,000	207,834
Willis North America, Inc. 4.500%, 09/15/28	150,000	155,995
Total		363,829
Railroads 0.2%
CSX Corp. 3.250%, 06/01/27	200,000	198,690
Refining 0.2%
Marathon Petroleum Corp. 3.800%, 04/01/28(a)	200,000	199,287
Valero Energy Corp. 4.350%, 06/01/28	100,000	103,945
Total		303,232
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24(a)	350,000	345,148
4.625%, 01/15/22(a)	200,000	200,835
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/26(a)	300,000	309,303

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Starbucks Corp. 4.000%, 11/15/28	200,000	208,751
Total		1,064,037
Retail REIT 0.3%
Kimco Realty Corp. 2.800%, 10/01/26	130,000	122,722
National Retail Properties, Inc. 4.300%, 10/15/28	150,000	156,718
VEREIT Operating Partnership LP 3.950%, 08/15/27	100,000	98,931
Total		378,371
Retailers 0.6%
Dollar General Corp. 3.875%, 04/15/27	100,000	101,336
Dollar Tree, Inc. 4.000%, 05/15/25	100,000	101,940
Hanesbrands, Inc. 4.875%, 05/15/26(a)	300,000	300,244
Lowe's Cos., Inc. 3.650%, 04/05/29	160,000	160,002
O'Reilly Automotive, Inc. 4.350%, 06/01/28	100,000	104,600
Total		768,122
Sovereign 0.5%
Oman Sovereign Sukuk SAOC Series REGS, 4.397%, 06/01/24	650,000	621,774
Supermarkets 0.1%
Kroger Co. (The) 3.700%, 08/01/27	125,000	123,860
Technology 4.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	230,000	225,398
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875%, 01/15/27	340,000	324,516
CommScope, Inc. 6.000%, 03/01/26(a)	400,000	423,758
Dell International LLC / EMC Corp. 4.900%, 10/01/26(a)	150,000	153,773
5.875%, 06/15/21(a)	450,000	457,548

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
11

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Equinix, Inc. 5.375%, 05/15/27	420,000	444,387
Fidelity National Information Services, Inc. Series 10Y, 4.250%, 05/15/28	100,000	103,683
First Data Corp. 5.750%, 01/15/24(a)	300,000	309,351
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	150,000	160,113
Iron Mountain, Inc. 5.250%, 03/15/28(a)	400,000	394,284
Lam Research Corp. 4.000%, 03/15/29	100,000	103,531
NXP BV / NXP Funding LLC 5.550%, 12/01/28(a)	70,000	77,120
Open Text Corp. 5.875%, 06/01/26(a)	230,000	241,060
Qorvo, Inc. 5.500%, 07/15/26(a)	200,000	209,509
Rackspace Hosting, Inc. 8.625%, 11/15/24(a)	200,000	186,245
Refinitiv US Holdings, Inc. 6.250%, 05/15/26(a)	150,000	153,950
SS&C Technologies, Inc. 5.500%, 09/30/27(a)	250,000	256,196
Symantec Corp. 5.000%, 04/15/25(a)	150,000	152,772
VMware, Inc. 3.900%, 08/21/27	100,000	97,419
Western Digital Corp. 4.750%, 02/15/26	400,000	385,999
Xerox Corp. 4.125%, 03/15/23	200,000	198,085
Total		5,058,697
Tobacco 0.4%
Altria Group, Inc. 4.800%, 02/14/29	150,000	155,587
BAT Capital Corp. 3.557%, 08/15/27	300,000	285,904
Total		441,491

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Transportation Services 0.6%
FedEx Corp. 3.400%, 02/15/28	150,000	148,631
Hertz Corp. (The) 7.625%, 06/01/22(a)	150,000	154,948
XPO Logistics, Inc. 6.750%, 08/15/24(a)	400,000	413,828
Total		717,407
Wireless 2.0%
Altice France SA/France 8.125%, 02/01/27(a)	450,000	469,348
Crown Castle International Corp. 3.650%, 09/01/27	270,000	267,355
Sprint Corp. 7.625%, 02/15/25	200,000	202,030
7.875%, 09/15/23	520,000	541,745
T-Mobile USA, Inc. 6.500%, 01/15/26	550,000	588,201
Wind Tre SpA 5.000%, 01/20/26(a)	400,000	368,272
Total		2,436,951
Wirelines 2.3%
Altice France SA 7.375%, 05/01/26(a)	370,000	375,480
American Tower Corp. 3.550%, 07/15/27	200,000	197,103
AT&T, Inc. 4.300%, 02/15/30	300,000	307,337
CenturyLink, Inc. Series Y, 7.500%, 04/01/24	390,000	419,013
Frontier Communications Corp. 8.000%, 04/01/27(a)	340,000	352,131
Level 3 Financing, Inc. 5.375%, 08/15/22	340,000	341,455
Telecom Italia SpA/Milano 5.303%, 05/30/24(a)	200,000	199,743
Verizon Communications, Inc. 4.016%, 12/03/29(a)	100,000	104,367
4.329%, 09/21/28	200,000	213,880

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
12

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Vodafone Group PLC 4.375%, 05/30/28	300,000	308,833
Total		2,819,342
Total Corporate Bonds & Notes (Cost $62,716,052)		64,106,464

Foreign Government Obligations(c)(d) 22.1%

Issue Description	Principal Amount ($)		Value ($)
Australia Government Bond Series 136, 4.750%, 04/21/27	AUD	1,418,000	1,226,467
Brazilian Government International Bond 4.250%, 01/07/25		700,000	708,329
4.625%, 01/13/28		400,000	401,744
Bundesrepublik Deutschland Bundesanleihe 5.500%, 01/04/31	EUR	665,000	1,217,083
Canadian Government Bond 1.000%, 06/01/27	CAD	1,740,000	1,226,221
CITIC Ltd. Series EMTN, 3.875%, 02/28/27		200,000	198,079
Colombia Government International Bond 3.875%, 04/25/27		750,000	760,676
4.500%, 03/15/29		200,000	210,863
Dominican Republic International Bond Series REGS, 5.950%, 01/25/27		660,000	696,597
Export-Import Bank of India 3.875%, 02/01/28		350,000	346,515
French Republic Government Bond OAT 2.500%, 05/25/30	EUR	885,000	1,211,373
Indonesia Government International Bond Series REGS, 4.750%, 01/08/26		860,000	916,226
Italy Buoni Poliennali Del Tesoro 5.250%, 11/01/29	EUR	866,000	1,210,519
Japan Government Twenty Year Bond Series 113, 2.100%, 09/20/29	JPY	123,100,000	1,349,484
Kazakhstan Government International Bond Series REGS, 5.125%, 07/21/25		695,000	767,974
Mexico Government International Bond 4.150%, 03/28/27		1,030,000	1,044,297
New Zealand Government Bond Series 0427, 4.500%, 04/15/27	NZD	1,532,000	1,228,085

Foreign Government Obligations(c)(d) (continued)

Issue Description	Principal Amount ($)		Value ($)
Norway Government Bond Series 479, 1.750%, 02/17/27(a)	NOK	10,540,000	1,228,343
Oman Government International Bond 5.625%, 01/17/28		940,000	897,002
Panama Government International Bond 3.875%, 03/17/28		550,000	569,569
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.150%, 03/29/27		400,000	407,183
4.325%, 05/28/25		250,000	258,430
Peruvian Government International Bond 8.750%, 11/21/33		660,000	1,024,329
7.350%, 07/21/25		200,000	249,415
Philippine Government International Bond 9.500%, 02/02/30		470,000	726,592
3.000%, 02/01/28		200,000	198,009
Republic of South Africa Government International Bond 4.300%, 10/12/28		200,000	186,589
5.875%, 09/16/25		600,000	632,823
Russian Foreign Bond — Eurobond 4.750%, 05/27/26		1,200,000	1,245,753
7.500%, 03/31/30		93,750	104,576
Sharjah Sukuk Program Ltd. Series EMTN, 4.226%, 03/14/28		350,000	356,556
Sweden Government Bond Series 1059, 1.000%, 11/12/26	SEK	10,850,000	1,224,901
Turkey Government International Bond 7.375%, 02/05/25		910,000	900,239
6.000%, 03/25/27		400,000	360,572
United Kingdom Gilt 4.750%, 12/07/30	GBP	682,000	1,222,313
Uruguay Government International Bond 4.375%, 01/23/31		240,000	250,122
4.375%, 10/27/27		500,000	522,744
Total Foreign Government Obligations (Cost $27,295,658)			27,286,592

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
13

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

U.S. Treasury Obligations 19.1%

Issue Description	Principal Amount ($)	Value ($)
U.S. Treasury Bill 9.2%
2.381%, 06/27/19	3,000,000	2,988,754
2.398%, 06/20/19	3,000,000	2,990,105
2.417%, 07/05/19	4,200,000	4,181,987
2.427%, 05/30/19	1,200,000	1,197,690
Total		11,358,536
U.S. Treasury Bond 5.6%
3.000%, 05/15/42	690,000	703,759
3.375%, 05/15/44	1,940,000	2,099,135
3.375%, 11/15/48	1,040,000	1,131,419
3.750%, 11/15/43	2,553,300	2,932,345
Total		6,866,658
U.S. Treasury Note 4.3%
2.000%, 11/15/26	1,840,000	1,786,163
2.375%, 05/15/27	1,845,000	1,835,699
2.625%, 02/15/29	600,000	606,185
5.250%, 11/15/28	870,000	1,071,622
Total		5,299,669
Total U.S. Treasury Obligations (Cost $23,230,901)		23,524,863

U.S. Government & Agency Obligations 15.0%

Issue Description	Principal Amount ($)	Value ($)
Federal National Mortgage Association 13.0%
3.000%, 05/15/46(e)	2,710,000	2,678,083
3.000%, 06/15/46(e)	800,000	789,734

U.S. Government & Agency Obligations (continued)

Issue Description	Principal Amount ($)	Value ($)
3.500%, 05/15/46(e)	2,810,000	2,835,411
3.500%, 04/01/49	400,000	403,837
4.000%, 05/15/46(e)	2,720,000	2,791,294
4.000%, 09/01/47	1,136,847	1,172,171
4.000%, 03/01/48	2,171,322	2,235,048
4.000%, 05/01/49	350,000	359,400
4.500%, 05/01/41(e)	2,670,000	2,778,208
Total		16,043,186
Federal Home Loan Mortgage Corporation 2.0%
3.500%, 08/01/47	2,353,902	2,382,409
Total U.S. Government & Agency Obligations (Cost $18,443,186)		18,425,595

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Treasury Securities Cash Management, Institutional Shares 2.330%(f)	481,230	481,230
Total Money Market Funds (Cost $481,230)		481,230
Total Investments in Securities (Cost $132,167,027)		133,824,744
Other Assets & Liabilities, Net		(10,682,191)
Net Assets		123,142,553

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2019, the net value of these securities amounted to $23,139,072 which represents 18.8% of net assets.

(b)  Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2019.

(c)  Principal amounts are shown in United States Dollars unless otherwise noted.

(d)  Principal and interest may not be guaranteed by the government.

(e)  Represents a security purchased on a when-issued basis.

(f)  The rate shown is the seven-day current annualized yield at April 30, 2019.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
14

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

GBP  Pound Sterling

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
15

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	64,106,464	—	64,106,464
Foreign Government Obligations	—	27,286,592	—	27,286,592
U.S. Treasury Obligations	23,524,863	—	—	23,524,863
U.S. Government & Agency Obligations	—	18,425,595	—	18,425,595
Money Market Funds	481,230	—	—	481,230
Total Investments in Securities	24,006,093	109,818,651	—	133,824,744

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $132,167,027)	$133,824,744
Foreign currency (cost $21,876)	21,671
Receivable for:
Investments sold	3,304,150
Interest	1,349,207
Dividends	2,565
Investments sold on a delayed delivery basis	790,844
Total assets	139,293,181
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	12,661,312
Investments purchased	3,462,500
Investment management fees	26,816
Total liabilities	16,150,628
Net assets applicable to outstanding capital stock	$123,142,553
Represented by:
Paid-in capital	$123,190,709
Total distributable earnings (loss)	(48,156)
Total — representing net assets applicable to outstanding capital stock	$123,142,553
Shares outstanding	6,200,050
Net asset value per share	$19.86

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
17

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income:
Interest	$1,967,300
Dividend — unaffiliated	13,293
Foreign taxes withheld	(1,073)
Total income	1,979,520
Expenses:
Investment management fees	133,620
Total expenses	133,620
Net investment income	1,845,900
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(252,453)
Foreign currency translations	(2,080)
Net realized loss	(254,533)
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,921,322
Foreign currency translations	1,592
Net change in unrealized appreciation	4,922,914
Net realized and unrealized gain	4,668,381
Net increase in net assets resulting from operations	$6,514,281

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$1,845,900	$2,880,732
Net realized loss	(254,533)	(1,805,246)
Net change in unrealized appreciation (depreciation)	4,922,914	(3,130,727)
Net increase (decrease) in net assets resulting from operations	6,514,281	(2,055,241)
Distributions to shareholders
Net investment income and net realized gains	(1,755,543)	(2,667,212)
Shareholder transactions
Proceeds from shares sold	49,732,736	95,062,720
Cost of shares redeemed	(16,232,810)	(35,372,937)
Net increase in net assets resulting from shareholder transactions	33,499,926	59,689,783
Increase in net assets	38,258,664	54,967,330
Net Assets:
Net assets beginning of period	84,883,889	29,916,559
Net assets at end of period	$123,142,553	$84,883,889
Capital stock activity
Shares outstanding, beginning of period	4,500,050	1,500,050
Subscriptions	2,550,000	4,850,000
Redemptions	(850,000)	(1,850,000)
Shares outstanding, end of period	6,200,050	4,500,050

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
19

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended		Year Ended October 31,
	April 30, 2019
	(Unaudited)		2018		2017(a)
Per share data
Net asset value, beginning of period	$18.86		$19.94		$20.00
Income (loss) from investment operations:
Net investment income	0.37		0.67		0.03
Net realized and unrealized gain (loss)	0.99		(1.13)		(0.09)
Total from investment operations	1.36		(0.46)		(0.06)
Less distributions to shareholders:
Net investment income	(0.36)		(0.62)		—
Total distribution to shareholders	(0.36)		(0.62)		—
Net asset value, end of period	$19.86		$18.86		$19.94
Total return at NAV	7.31%		(2.32)%		(0.30)%
Ratios to average net assets:
Total gross expenses(b)	0.28	%(c)	0.28	%(d)	0.28	%(c)
Total net expenses(b)(e)	0.28	%(c)	0.24	%(d)	—	%(c)
Net investment income	3.87	%(c)	3.49	%(d)	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$123,143		$84,884		$29,917
Portfolio turnover	88%		140%		—%

Notes to Financial Highlights

(a)  The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized

(d)  The ratio includes less than 0.01% for the period ended October 31, 2018 attributed to overdraft expenses which is outside the unitary fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
20

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1. Organization

Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).

Fund shares

The market prices of the Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund's shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
21

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
22

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of net asset value

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
23

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.

Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

Note 3. Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund's participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund's average daily net assets.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
24

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
132,167,027	2,198,204	(540,487)	1,657,717

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at October 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. For the year ended October 31, 2018, capital loss carryforwards were as follows:

2019 ($)	No expiration short-term ($)	No expiration long-term	Total ($)	Utilized ($)	Expired ($)	Permanently lost ($)
—	1,482,240	217,068	1,699,308	—	—	—

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
25

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $118,713,763 and $85,301,457, respectively, for the six months ended April 30, 2019, of which $6,759,037 and $3,645,655, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended April 30, 2019.

Note 7. Significant risks

Credit risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
26

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Passive Investment Risk

The Fund is not "actively" managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

Note 8. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
27

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds' Form N-Q or Form N-PORT is available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
28

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Diversified Fixed Income Allocation ETF | Semiannual Report 2019
29

Columbia Diversified Fixed Income Allocation ETF

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/etfs

SAR290_10_J01_(06/19)

SEMIANNUAL REPORT

April 30, 2019

COLUMBIA MULTI-SECTOR MUNICIPAL INCOME ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (columbiathreadneedleus.com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Fund at a Glance	2
Understanding Your Fund's Expenses	4
Frequency Distribution of Premiums and Discounts	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Additional Information	22

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019

FUND AT A GLANCE

Investment objective

Columbia Multi-Sector Municipal Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Multi-Sector Municipal Bond Index (the Index).

Portfolio management

Catherine Stienstra

Lead Portfolio Manager

Managed Fund since July 2018

Anders Myhran, CFA

Portfolio Manager

Managed Fund since July 2018

Average annual total returns (%) (for period ended April 30, 2019)

	Inception	6 Months cumulative	Life
Market Price	10/10/18	6.21	6.69
Net Asset Value	10/10/18	6.23	6.34
Beta Advantage® Multi-Sector Municipal Bond Index		6.17	6.24

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage® Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector (45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity. The rules for each sector can be found in the Fund's prospectus. It is not possible to invest directly in an index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
2

FUND AT A GLANCE (continued)

Quality breakdown (%) (at April 30, 2019)

AAA rating	7.4
AA rating	34.0
A rating	38.9
BBB rating	9.7
BB rating	8.9
B rating	1.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.com/home/en/us.

Top ten states/territories (%) (at April 30, 2019)

Texas	13.3
New Jersey	12.2
New York	10.3
Illinois	8.9
Kentucky	7.6
Florida	5.5
Pennsylvania	5.4
Michigan	4.3
North Carolina	3.3
Washington	3.3

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
3

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2019.

Actual expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses paid for the period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2018 — April 30, 2019

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Multi-Sector Municipal Income ETF	1,000.00	1,000.00	1062.30	1,023.41	1.43	1.40	0.28

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
4

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.

The information shown for the Fund is for the period from inception date of such Fund through April 30, 2019.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Multi-Sector Municipal Income ETF October 10, 2018 – April 30, 2019
0 - 49.9	103	28
50 - 99.9	7	0
100 - 199.9	0	0
> 200	0	0
Total	110	28

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
5

PORTFOLIO OF INVESTMENTS

April 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds 98.6%

Issue Description	Principal Amount ($)	Value ($)
Alaska 0.5%
Alaska Housing Finance Corp. Series D Revenue Bonds 5.000%, 12/01/26	100,000	116,211
Colorado 2.2%
City & County of Denver Co. Revenue Bonds 5.000%, 10/01/32	100,000	107,649
City & County of Denver Co. Airport System Revenue Series A Revenue Bonds 5.000%, 12/01/27	160,000	194,558
Regional Transportation District Revenue Bonds 5.000%, 06/01/26	160,000	188,082
Total Colorado		490,289
Connecticut 0.4%
State of Connecticut Special Tax Revenue Series A Revenue Bonds 5.000%, 01/01/29	75,000	90,596
District of Columbia 1.1%
Metropolitan Washington Airports Authority Revenue Bonds 5.000%, 10/01/30	200,000	239,036
Florida 5.4%
Brevard County Health Facilities Authority Revenue Bonds 4.000%, 04/01/36	140,000	145,855
City of Gainesville FL Utilities System Revenue Series A Revenue Bonds 5.000%, 10/01/25	100,000	119,740
County of Miami-Dade FL Aviation Revenue Series A Revenue Bonds 5.000%, 10/01/30	100,000	109,142
County of Miami-Dade FL Water & Sewer System Revenue Series B Revenue Bonds 5.250%, 10/01/22	210,000	234,988

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Florida Municipal Power Agency Series A Revenue Bonds 5.000%, 10/01/28	125,000	149,716
Palm Beach County School District Series B Revenue Bonds 5.000%, 08/01/28	170,000	211,675
Volusia County School Board Series B Revenue Bonds 5.000%, 08/01/30	200,000	228,846
Total Florida		1,199,962
Georgia 2.2%
State of Georgia 4.000%, 02/01/26, Series A-2	215,000	236,474
5.000%, 07/01/28, Series F	200,000	245,464
Total Georgia		481,938
Hawaii 1.1%
State of Hawaii Series EO 5.000%, 08/01/26	200,000	231,778
Illinois 8.8%
Chicago Board of Education 0.000%, 12/01/29, Series A(a)	185,000	125,537
5.250%, 12/01/39, Series C	235,000	247,225
Chicago O'Hare International Airport Revenue Bonds 5.000%, 01/01/28, Series B	160,000	184,243
5.000%, 01/01/29, Series C	200,000	233,524
City of Chicago IL Wastewater Transmission Revenue Series C Revenue Bonds 5.000%, 01/01/24	230,000	258,048
Illinois Finance Authority Revenue Bonds 4.000%, 01/01/25	200,000	223,362
4.125%, 11/15/37, Series A	235,000	245,650
Illinois State Toll Highway Authority Series A Revenue Bonds 4.000%, 12/01/31	210,000	225,446

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
6

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Will County Community High School District No 210 Lincoln-Way Series B 0.000%, 01/01/31(a)	300,000	189,948
Total Illinois		1,932,983
Indiana 0.6%
Indiana Finance Authority Series A Revenue Bonds 5.000%, 06/01/39	125,000	126,135
Kansas 1.1%
Kansas Development Finance Authority Series A Revenue Bonds 5.000%, 11/15/32	225,000	243,884
Kentucky 7.5%
Kentucky Turnpike Authority, Series B Revenue Bonds 5.000%, 07/01/26	160,000	190,114
5.000%, 07/01/27	320,000	385,878
Louisville & Jefferson County Metropolitan Sewer District Series A Revenue Bonds 5.000%, 05/15/28	460,000	495,737
Louisville/Jefferson County Metropolitan Government, Series A Revenue Bonds 5.000%, 10/01/30	290,000	335,640
4.000%, 10/01/35	235,000	245,202
Total Kentucky		1,652,571
Maryland 2.1%
County of Frederick Series A Revenue Bonds 5.000%, 09/01/32(b)	75,000	83,076
County of Howard Series B 5.000%, 02/15/28	225,000	275,956
Maryland Economic Development Corp. Series A Revenue Bonds 5.000%, 03/31/24	105,000	112,223
Total Maryland		471,255

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Massachusetts 2.0%
Massachusetts Development Finance Agency, Series I Revenue Bonds 5.000%, 07/01/36	150,000	169,584
5.000%, 07/01/41	250,000	279,753
Total Massachusetts		449,337
Michigan 4.3%
Michigan Finance Authority Revenue Bonds 5.000%, 08/01/28	300,000	341,577
3.125%, 12/01/35, Series A	100,000	100,525
5.000%, 12/01/42, Series A-MI	250,000	289,760
Michigan State Housing Development Authority Series C Revenue Bonds 3.900%, 12/01/33	200,000	209,990
Total Michigan		941,852
Minnesota 1.8%
City of Minneapolis MN Series A Revenue Bonds 6.000%, 07/01/43	100,000	107,146
Duluth Housing & Redevelopment Authority Series A Revenue Bonds 5.000%, 11/01/33	100,000	108,900
Minneapolis-St Paul Metropolitan Airports Commission Series A Revenue Bonds 5.000%, 01/01/27	155,000	189,571
Total Minnesota		405,617
Missouri 1.7%
Lees Summit Industrial Development Authority Series A Revenue Bonds 5.000%, 08/15/32	150,000	162,726
Missouri Joint Municipal Electric Utility Commission Series A Revenue Bonds 4.000%, 12/01/32	100,000	108,349
St Louis County Industrial Development Authority Revenue Bonds 5.000%, 09/01/32	100,000	108,464
Total Missouri		379,539

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
7

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
New Jersey 12.0%
New Jersey Economic Development Authority Revenue Bonds 5.000%, 03/01/25, Series NN	300,000	328,086
4.000%, 11/01/25, Series B	200,000	216,850
5.000%, 03/01/26, Series NN	260,000	283,226
4.375%, 06/15/27, Series XX	120,000	129,968
5.500%, 09/01/27, Series N-1	120,000	145,468
5.500%, 06/15/29, Series BBB	195,000	227,021
6.000%, 07/01/32, Series A	200,000	201,992
New Jersey Health Care Facilities Financing Authority Series A Revenue Bonds 4.000%, 07/01/32	225,000	245,079
New Jersey Housing & Mortgage Finance Agency Series D Revenue Bonds 4.000%, 04/01/25	225,000	242,426
New Jersey Transportation Trust Fund Authority Series A Revenue Bonds 5.000%, 12/15/32	200,000	226,500
New Jersey Turnpike Authority Revenue Bonds 5.250%, 01/01/30, Series A	170,000	219,490
5.000%, 01/01/31, Series E	150,000	180,554
Total New Jersey		2,646,660
New York 10.1%
City of New York 5.000%, 08/01/22, Series C	200,000	221,146
5.000%, 08/01/25, Series J	115,000	130,264
Metropolitan Transportation Authority Revenue Bonds 5.000%, 11/15/24, Series C	200,000	231,350
5.000%, 11/15/26, Series A2	275,000	329,634
5.000%, 11/15/31, Series C-1	365,000	436,628
New York City Housing Development Corp. Series G-2-A Revenue Bonds 2.000%, 11/01/57	100,000	100,049
New York State Dormitory Authority Series A Revenue Bonds 5.000%, 07/01/26	300,000	338,997

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
New York State Environmental Facilities Corp. Series A Revenue Bonds 5.000%, 06/15/25	125,000	138,136
Port Authority of New York & New Jersey Series 207 Revenue Bonds 5.000%, 09/15/25	115,000	135,488
Triborough Bridge & Tunnel Authority Series A Revenue Bonds 5.000%, 11/15/25	155,000	175,288
Total New York		2,236,980
North Carolina 3.3%
Charlotte-Mecklenburg Hospital Authority (The) Series A Revenue Bonds 5.000%, 01/15/30	180,000	194,412
County of New Hanover Revenue Bonds 5.000%, 10/01/29	230,000	276,904
North Carolina Medical Care Commission Series A Revenue Bonds 5.000%, 10/01/31	230,000	250,859
Total North Carolina		722,175
Ohio 1.7%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds 5.000%, 06/01/23	200,000	226,242
Southeastern Ohio Port Authority Revenue Bonds 5.500%, 12/01/43	135,000	143,639
Total Ohio		369,881
Oklahoma 1.6%
Grand River Dam Authority Series A Revenue Bonds 5.000%, 06/01/30	200,000	239,770
Oklahoma Turnpike Authority Series A Revenue Bonds 3.750%, 01/01/33	100,000	107,209
Total Oklahoma		346,979

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
8

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Pennsylvania 5.3%
Chambersburg Area Municipal Authority Revenue Bonds 5.500%, 10/01/33	150,000	154,626
Chester County Health & Education Facilities Authority Revenue Bonds 4.250%, 11/01/32	100,000	98,688
Delaware Valley Regional Finance Authority Revenue Bonds 5.750%, 07/01/32	100,000	130,920
Geisinger Authority Series A-2 Revenue Bonds 5.000%, 02/15/39	150,000	173,400
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue Bonds 5.000%, 07/01/33	100,000	111,294
Pennsylvania Turnpike Commission Series B-2 Revenue Bonds 5.000%, 06/01/28	200,000	237,560
Philadelphia Authority For Industrial Development Series 2015 Revenue Bonds 5.000%, 04/01/33	225,000	258,451
Total Pennsylvania		1,164,939
South Carolina 1.3%
Charleston Educational Excellence Finance Corp. Revenue Bonds 5.000%, 12/01/26	250,000	284,120
Tennessee 0.8%
Memphis-Shelby County Industrial Development Board Series B Revenue Bonds 5.000%, 11/01/30	150,000	177,702
Texas 13.1%
City of Austin TX Airport System Revenue Revenue Bonds 5.000%, 11/15/27	200,000	228,844
City of Dallas 5.000%, 02/15/23	100,000	111,733
City of Houston Series A 5.000%, 03/01/26	200,000	239,316

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
City of Houston TX Combined Utility System Revenue Series B Revenue Bonds 5.000%, 11/15/27	130,000	158,107
Lower Colorado River Authority Revenue Bonds 5.000%, 05/15/26	200,000	239,086
New Hope Cultural Education Facilities Finance Corp. Series A Revenue Bonds 4.000%, 08/15/40	225,000	239,294
North Texas Tollway Authority Revenue Bonds 5.000%, 01/01/24, Series B	235,000	260,838
5.000%, 01/01/27, Series A	530,000	617,414
San Antonio Water System Series A Revenue Bonds 2.625%, 05/01/49	300,000	310,728
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 5.000%, 11/15/29, Series A	110,000	129,453
5.000%, 05/15/37	100,000	104,672
Texas Water Development Board Series A Revenue Bonds 5.000%, 04/15/27	200,000	246,428
Total Texas		2,885,913
Utah 0.5%
Salt Lake City Corp. Airport Revenue Series A Revenue Bonds 5.000%, 07/01/30	100,000	120,182
Virginia 1.2%
City of Richmond VA Public Utility Revenue Revenue Bonds 5.000%, 01/15/27	220,000	264,627
Washington 3.3%
State of Washington Series R-2012C 5.000%, 07/01/23	225,000	248,139

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
9

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority Revenue Bonds 5.000%, 10/01/29, Series B	250,000	305,128
5.000%, 10/01/38, Series D	150,000	167,406
Total Washington		720,673
West Virginia 0.7%
West Virginia Economic Development Authority Series A Revenue Bonds 5.000%, 06/01/29	150,000	163,592

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Wisconsin 0.9%
State of Wisconsin Series 3 5.000%, 11/01/23	170,000	188,992
Total Municipal Bonds (Cost $20,923,136)		21,746,398
Total Investments in Securities (Cost $20,923,136)		21,746,398
Other Assets & Liabilities, Net		319,737
Net Assets		22,066,135

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2019, the net value of these securities amounted to $83,076 which represents 0.4% of net assets.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
10

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2019 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	21,746,398	—	21,746,398

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $20,923,136)	$21,746,398
Cash	43,374
Receivable for:
Interest	281,416
Total assets	22,071,188
Liabilities
Payable for:
Investment management fees	5,053
Total liabilities	5,053
Net assets applicable to outstanding capital stock	$22,066,135
Represented by:
Paid-in capital	$21,173,768
Total distributable earnings (loss)	892,367
Total — representing net assets applicable to outstanding capital stock	$22,066,135
Shares outstanding	1,050,050
Net asset value per share	$21.01

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income:
Interest	$283,768
Total income	283,768
Expenses:
Investment management fees	25,916
Net investment income	257,852
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,409
Net realized gain	12,409
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	834,356
Net change in unrealized appreciation	834,356
Net realized and unrealized gain	846,765
Net increase in net assets resulting from operations	$1,104,617

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018(a)
Operations
Net investment income	$257,852	$21,205
Net realized gain	12,409	—
Net change in unrealized appreciation (depreciation)	834,356	(11,094)
Net increase in net assets resulting from operations	1,104,617	10,111
Distributions to shareholders
Net investment income and net realized gains	(222,361)	—
Shareholder transactions
Proceeds from shares sold	5,169,436	1,003,332
Net increase in net assets resulting from shareholder transactions	5,169,436	1,003,332
Increase in net assets	6,051,692	1,013,443
Net Assets:
Net assets beginning of period	16,014,443	15,001,000
Net assets at end of period	$22,066,135	$16,014,443
Capital stock activity
Shares outstanding, beginning of period	800,050	750,050
Subscriptions	250,000	50,000
Shares outstanding, end of period	1,050,050	800,050

(a)  Based on operations from October 10, 2018 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
14

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018(a)
Per share data
Net asset value, beginning of period	$20.02		$20.00
Income (loss) from investment operations:
Net investment income	0.28		0.03
Net realized and unrealized gain (loss)	0.96		(0.01)
Total from investment operations	1.24		0.02
Less distributions to shareholders:
Net investment income	(0.25)		—
Total distribution to shareholders	(0.25)		—
Net asset value, end of period	$21.01		$20.02
Total return at NAV	6.23%		0.10%
Ratios to average net assets:
Total gross expenses(b)	0.28	%(c)	0.28	%(c)
Total net expenses(b)	0.28	%(c)	0.28	%(c)
Net investment income	2.79	%(c)	2.34	%(c)
Supplemental data
Net assets, end of period (in thousands)	$22,066		$16,014
Portfolio turnover	13%		48%

Notes to Financial Highlights

(a)  The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
15

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1. Organization

Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).

Fund shares

The market prices of the Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund's shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
16

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of net asset value

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
17

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.

Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

Note 3. Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund's participation in inverse floater structures; infrequent and/or unusual expenses, including, without limitation, litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. Effective June 1, 2019, the investment management fee is an annual fee that is equal 0.23% of the Fund's average daily net assets, prior to such date the investment management fee was equal to 0.28% of the Fund's average daily net assets. The investment management fee for the six months ended April 30, 2019 was equal to 0.28% of the Fund's average daily net assets.

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
18

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
20,923,136	823,262	—	823,262

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $8,604,516 and $2,399,031, respectively, for the six months ended April 30, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
19

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

The Fund had no borrowings during the six months ended April 30, 2019.

Note 7. Significant risks

Credit risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Municipal securities risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Passive Investment Risk

The Fund is not "actively" managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

Note 8. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
20

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2019 (Unaudited)

connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
21

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Funds' Form N-Q or Form N-PORT is available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
22

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
23

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
24

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Multi-Sector Municipal Income ETF | Semiannual Report 2019
25

Columbia Multi-Sector Municipal Income ETF

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/etfs

SAR303_10_J01_(06/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date:	6/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	6/21/2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	6/21/2019